Intangible Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets
24	Intangible assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	1,815,576	633,857	2,449,433
Accumulated amortization	(5,000)	(483,649)	(488,649)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	85,999	1,896,575

Year ended December 31, 2020
Opening net book amount	1,810,576	85,999	1,896,575
Additions	—	17,718	17,718
Amortization charge	—	(31,831)	(31,831)

Closing net book amount	1,810,576	71,886	1,882,462

As of December 31, 2020
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

Year ended December 31, 2021
Opening net book amount	1,810,576	71,886	1,882,462
Additions	—	3,126	3,126
Impairment	(963,948)	—	(963,948)
Amortization charge	—	(22,234)	(22,234)

Closing net book amount	846,628	52,778	899,406

As of December 31, 2021
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

Year ended December 31, 2022
Opening net book amount	846,628	52,778	899,406
Additions	—	2,134	2,134
Disposals	—	(756)	(756)
Impairment	—	(403)	(403)
Amortization charge	—	(15,325)	(15,325)

Closing net book amount	846,628	38,428	885,056

As of December 31, 2022
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

(a)	Impairment tests for intangible assets
The trademarks and licenses were intangible assets acquired in business combinations as part of the reorganization of the Group. Most of the trademarks and licenses acquired were determined to have indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows for the Group.
Impairment reviews on the trademarks and licenses with indefinite useful life were conducted by the Group at the end of years according to IAS 36 “Impairment of assets”. For the purposes of impairment assessment, the recoverable amount of the trademarks and licenses with indefinite life were determined based on the higher of the fair value less cost of disposal and value-in-use
calculations. Given there is no active market for the Group’s trademarks and licenses with indefinite life, the fair value less cost of disposal of these trademarks and licenses were determined based on the valuation technique using discounted cash flow method.
The management did the
value-in-use
calculations to determine the recoverable amounts.
Value-in-use
is calculated to determine the recoverable amount based on discounted cash flows.With reference to cash flow projection developed based on financial budgets covering a three to seven-year period approved by management of the Group. A period longer than five years is being adopted in the projections as the Group’s business is still at an early stage and required time building up its economic of scale. Therefore, from the viewpoint of management of the Group and the market participants, the Group’s business is expected to reach a steady and stable terminal growth rate likely after a three to seven-year’s period.
The key assumptions used for
value-in-use
calculations are as follows:

	As of December 31,
	2020	2021	2022
Pre-tax discount rates	26%	26%	21%-25%
Revenue growth rates	3%-275%	3%-8%	-47%-58%
Long term growth rate	3%	3%	2%
The t
r
ademarks and licenses of the Group are primarily relating to trademark rights of Puhui of RMB800.7million. The recoverable amount of Puhui’s trademark exceeded its carrying amount:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Recoverable amount of the CGU exceeded its carrying amount	3,895,059	3,795,189	4,761,332

The following table sets forth the impact of reasonable possible changes in each of the key assumptions, with all other variables held constant, on Puhui’s trademark right impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to exceed its recoverable amount at the dates indicated.

	Recoverable amount of the CGU exceeded its carrying amount
	As of December 31,
Possible changes of key assumptions	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue growth rate decrease by 5%	3,772,487	3,711,922	4,524,074
Pre-tax discount rate plus 1%	3,690,604	3,597,045	4,428,832
The high growth rate adopted in 2020 assessment was mainly due to the substantial increase in the business volume of Ping An Financing Guarantee (Tianjin) Co., Ltd. (“Tianjin Guarantee”) during the early period after the acquisition. The growth rate adopted in 2021 assessment changed significantly due to the integration of business of Tianjin
Gu
arantee
with Puhui Guarantee following the self-investigation and rectification for the regulatory interview on April 29, 2021. The recoverable amount of licenses of Tianjin Guarantee, Shenzhen Qianhai Financial Asset Exchange Co., Ltd. and Chongqing Financial Assets Exchange Co., Ltd. was significantly lower than book value during 2021 impairment assessment. As a result, impairment losses amounting to RMB964 million were recognized in 2021.
Based on management’s assessment on the recoverable amounts of the CGU, impairment losses amounting to nil, RMB964 million and nil were recognized for the years ended December 31, 2020, 2021 and 2022, respectively. Other than the aforementioned impairment, the results of cash flow projections exceed the carrying amount of each related cash-generating
unit or group of units. However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses for these assets in the foreseeable future.